ACCOUNT RECEIVABLES - THIRD PARTIES, NET	6 Months Ended
Jun. 30, 2026
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
3.	ACCOUNT RECEIVABLES - THIRD PARTIES, NET

Account receivables – third parties, net, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Accounts receivable-third parties	31,432	37,603
Less: Allowance for credit losses	(848)	(753)
Total	30,584	36,850

Provisions of allowance for credit losses recognized in general and administrative expenses were accrual of US$226 and reversal of US$2,479 for the six months ended June 30, 2026 and 2025, respectively.